Segment Information - Disclosure Of Operating Segments (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 16, 2021	Apr. 07, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue			$ 952,196	$ 1,082,286
Operating expense			(680,054)	(654,804)
Depreciation and depletion			(187,172)	(196,892)
Exploration expense			(18,423)	(16,253)
Other operating expenses			(56,155)	(67,864)
Income from operations			$ 10,392	146,473
Greenstone
Disclosure of operating segments [line items]
Ownership interest in subsidiary	60.00%	50.00%	60.00%
Mesquite
Disclosure of operating segments [line items]
Revenue			$ 220,465	249,025
Operating expense			(119,923)	(142,487)
Depreciation and depletion			(41,952)	(29,231)
Exploration expense			0	0
Other operating expenses			0	0
Income from operations			58,590	77,307
Castle Mountain
Disclosure of operating segments [line items]
Revenue			41,891	46,040
Operating expense			(24,131)	(18,608)
Depreciation and depletion			(3,724)	(3,670)
Exploration expense			(4)	(1,175)
Other operating expenses			0	0
Income from operations			14,032	22,587
Los Filos
Disclosure of operating segments [line items]
Revenue			237,979	257,217
Operating expense			(253,680)	(227,350)
Depreciation and depletion			(49,527)	(37,527)
Exploration expense			(537)	(339)
Other operating expenses			0	(14,185)
Income from operations			(65,765)	(22,184)
Mercedes
Disclosure of operating segments [line items]
Revenue			28,806	56,928
Operating expense			(15,435)	(30,288)
Depreciation and depletion			(753)	(24,753)
Exploration expense			(651)	(648)
Other operating expenses			0	0
Income from operations			11,967	1,239
Aurizona
Disclosure of operating segments [line items]
Revenue			183,265	242,621
Operating expense			(107,150)	(103,999)
Depreciation and depletion			(35,867)	(37,433)
Exploration expense			(5,118)	(4,980)
Other operating expenses			0	0
Income from operations			35,130	96,209
Fazenda
Disclosure of operating segments [line items]
Revenue			116,401	107,917
Operating expense			(67,632)	(52,319)
Depreciation and depletion			(43,276)	(33,021)
Exploration expense			(3,245)	(3,655)
Other operating expenses			0	0
Income from operations			2,248	18,922
RDM
Disclosure of operating segments [line items]
Revenue			58,114	105,774
Operating expense			(46,101)	(69,018)
Depreciation and depletion			(6,760)	(23,901)
Exploration expense			(2,104)	(849)
Other operating expenses			(8,724)	0
Income from operations			(5,575)	12,006
Santa Luz
Disclosure of operating segments [line items]
Revenue			65,275	0
Operating expense			(46,002)	0
Depreciation and depletion			(5,313)	0
Exploration expense			(6,060)	(3,692)
Other operating expenses			(579)	0
Income from operations			7,321	(3,692)
Greenstone
Disclosure of operating segments [line items]
Revenue			0	0
Operating expense			0	0
Depreciation and depletion			0	0
Exploration expense			(760)	(204)
Other operating expenses			0	(79)
Income from operations			(760)	(283)
Corporate and other
Disclosure of operating segments [line items]
Revenue			0	16,764
Operating expense			0	(10,735)
Depreciation and depletion			0	(7,356)
Exploration expense			56	(711)
Other operating expenses			(46,852)	(53,600)
Income from operations			$ (46,796)	$ (55,638)